RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of new accounting pronouncements and changes in accounting principles
The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2024:

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement.
Removes diversity in practice and requires certain joint ventures, upon formation, to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact expected as a result of the adoption of this ASU.
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid. The guidance is effective for us on January 1, 2025. Early adoption is permitted.
		January 1, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.
ASU 2024-03 Income Statement—Reporting Comprehensive
Income—Expense Disaggregation Disclosures
(Subtopic 220-40)

ASU 2025-01 Income Statement—Reporting Comprehensive
Income—Expense Disaggregation Disclosures
(Subtopic 220-40): Clarifying the Effective Date

This requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements.
		January 1, 2027	We are still assessing the impact of this ASU.

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2024-04 Debt—Debt with Conversion and Other Options (Subtopic 470-20)	On November 26, 2024, the FASB issued ASU 2024-04,1 which amends ASC 470-202 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion.	January 1, 2026	We are still assessing the impact of this ASU. but it is not expected to be relevant to any of Golar's instruments.